Note 31 - Trade and Other Payables	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
31	Trade and other payables

	2023	2022

Trade payables	6,166	3,502
Electricity accrual	2,676	2,386
Audit fee	395	284
Dividends due	1,048	1,883
Solar plant supplier accrual	–	1,852
Bilboes oxide project payable	–	872
Other payables	692	651
Financial liabilities	10,977	11,430

Production and management bonus accrual - Blanket Mine	214	287
Other employee benefits - other	2,229	982
Other employee benefits - settlements	1,588	–
Leave pay	2,655	2,462
Bonus provision	190	1,025
Accruals	2,650	1,268
Non-financial liabilities	9,526	6,024
Total	20,503	17,454